CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Revenue	$ 154,419	$ 126,126
Cost of revenue	93,260	111,343
GROSS PROFIT	61,159	14,783
Operating expenses:
Research and development	5,545	3,880
Selling, general and administrative	22,915	19,466
Total operating expenses	28,460	23,346
OPERATING INCOME (LOSS)	32,699	(8,563)
Equity loss from investment in affiliates	447	89
Other expenses, net	96	738
INCOME (LOSS) BEFORE INCOME TAX EXPENSE	32,156	(9,390)
Income tax expense	3,215	708
NET INCOME (LOSS)	28,941	(10,098)
Net income attributable to non-controlling interests	6,273	431
NET INCOME (LOSS) ATTRIBUTABLE TO ICTS INTERNATIONAL N.V.	$ 22,668	$ (10,529)
BASIC NET INCOME (LOSS) ATTRIBUTABLE TO ICTS INTERNATIONAL N.V - PER SHARE
Net income (loss)	$ 0.34	$ (0.30)
Weighted average number of shares outstanding	37,433,333	35,433,333
DILUTED NET INCOME (LOSS) ATTRIBUTABLE TO ICTS INTERNATIONAL N.V - PER SHARE
Net income (loss)	$ 0.31	$ (0.30)
Weighted average number of shares outstanding	40,231,313	35,433,333
COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ 28,941	$ (10,098)
Other comprehensive loss - translation adjustments	(484)	(99)
Comprehensive loss	28,457	(10,197)
Comprehensive income attributable to non controlling and redeemable non controlling interests	6,817	418
COMPREHENSIVE INCOME (LOSS) ATTRUBUTABLE TO ICTS INTERNATIONAL N.V.	$ 21,640	$ (10,615)